PROVISIONS (Tables)	12 Months Ended
Mar. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions
Changes in provisions are as follows:

	Restoration
	and simulator	Restructuring
	removal	(Note 8)	Legal	Warranties	Other	Total
Provisions, as at March 31, 2020	$12.0	$1.4	$3.6	$32.4	$8.4	$57.8
Additions	0.1	44.7	2.6	7.5	0.2	55.1
Business combinations (Note 4)	—	—	—	6.5	—	6.5
Amount used	—	(16.7)	(0.5)	(12.6)	(3.0)	(32.8)
Reversal of unused amounts	(0.7)	(0.6)	—	(2.4)	(1.2)	(4.9)
Foreign currency exchange differences	(0.5)	3.0	(0.4)	(0.2)	(0.1)	1.8
Provisions, as at March 31, 2021	$10.9	$31.8	$5.3	$31.2	$4.3	$83.5
Current portion	0.2	31.1	5.2	13.2	2.9	52.6
Non-current portion	$10.7	$0.7	$0.1	$18.0	$1.4	$30.9